Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of effective lease cost comprehensive income loss
The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive income (loss):

Three Months Ended September 30,
2023
Operating lease costs	$483
Sublease income	(23)

Total lease costs	$460

The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss:

Year ended December 31, 2022
Operating lease costs	$2,994
Sublease income	(23)

Total lease costs	$2,971

Schedule of Future Minimum Payments of Operating Lease Liabilities
As of September 30, 2023, future minimum payments of operating lease liabilities are as follows (in thousands):

September 30, 2023
2023	$706
2024	1,033
2025	69
2026	—
2027	—
Thereafter	—

Total lease payments	$1,808
Less: interest	(82)
Plus: FX gain/loss	26

Present value of lease liabilities	$1,752

As of December 31, 2022, future minimum payments of operating lease liabilities are as follows (in thousands):

As of December 31, 2022
2023	$1,007
2024	138
2025	69
2026	—
2027	—
Thereafter	—

Total lease payments	$1,214
Less: interest	(53)
Plus: FX gain/loss	26

Present value of lease liabilities	$1,187

Schedule of future minimum lease payments for capital leases relevant accounting standard
Future minimum payments required under the leases as of December 31, 2021 presented in accordance with ASC 840, the relevant accounting standard at that time (in thousands):

Year Ending December 31,
2022	$1,297
2023	208
2024	147
2025	73

Total	$1,725